Note 8. Income Taxes	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure [Text Block]
Note 8.  Income Taxes

As of December 31, 2010, the Company had net federal operating loss carry forwards and state operating loss carry forwards of approximately $151.3 million and $141.2 million, respectively.  The net federal operating loss carry forwards begin to expire in 2020, and net state operating loss carry forwards begin to expire in 2011.  The majority of the foreign net operating loss carry forwards expire over the next seven years

The primary components of temporary differences which give rise to our net deferred tax assets are as follows:

(in thousands)	2010	2009
Federal, state and foreign net operating losses	$59,551	$55,581
Stock-based compensation	5,797	4,062
Accrued liabilities	150	367
Other temporary differences	289	(734)
Valuation allowance	(65,787)	(59,276)
	$-	$-

In addition to the temporary differences reflected above, we generated a capital loss of $3.5 million from the 2009 sale of CompCare, which we have established a full valuation allowance against as of December 31, 2009.

We have provided a full valuation allowance on net deferred tax assets, in accordance with FASB ASC 740, Accounting for Income Taxes.  Because of our continued losses, management assessed the realizability of the Company’s net deferred tax assets as being less than the "more-likely-than-not" criterion set forth by FASB ASC 740.  Furthermore, Section 382 of the Internal Revenue Code limits the use of net operating loss and tax credit carryforwards in certain situations where changes occur in the stock ownership of a company.  In the event we have a change in ownership, utilization of the carryforward could be restricted. We have not provided deferred taxes on less than 80% owned subsidiaries or investments accounted for under SFAS No. 167, Amendments to FASB Interpretation No. 46(R) (ASC 810), as those investments have accumulated book losses and we do not believe we can realize those losses for tax purposes in the foreseeable future.

A reconciliation between the statutory federal income tax rate and the effective income tax rate for the years ended December 31 is as follows

	2010	2009
Federal statutory rate	-34.0%	-34.0%
Share-based compensation	0.8%	5.6%
State taxes	-4.7%	-5.6%
Other	2.8%	0.0%
Nondeductible goodwill	0.0%	0.0%
Change in valuation allowance	35.1%	34.0%
Effective tax rate	0.0%	0.0%

Current accounting rules require that companies recognize in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained on audit, based on the technical merits of the position. We file income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. Tax years that remain subject to examinations by tax authorities are 2006 through 2009.  The federal and material foreign jurisdictions statutes of limitations began to expire in 2007. There are no current income tax audits in any jurisdictions for open tax years and, as of December 31, 2010, there have been no material changes to our tax positions.

The Company has adopted guidance issued by the Financial Accounting Standards Board (“FASB”) that clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements and prescribes a recognition threshold of more likely than not and a measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In making this assessment, a company must determine whether it is more likely than not that a tax position will be sustained upon examination, based solely on the technical merits of the position and must assume that the tax position will be examined by taxing authorities. Our policy is to include interest and penalties related to unrecognized tax benefits in income tax expense. There were no interest and penalties for the years ended December 31, 2010 and 2009, respectively. The Company files income tax returns with the Internal Revenue Service (“IRS”) and various states. For jurisdictions in which tax filings are prepared, the Company is no longer subject to income tax examinations by state tax authorities for tax years through 2005, and by the IRS for tax years through 2006. The Company’s net operating loss carryforwards are subject to IRS examination until they are fully utilized and such tax years are closed